Intangible Assets - Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets and goodwill	$ 19.9	$ 21.7
Goodwill	2.1
Digital Re
Finite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss	1.8
Aspen trademark
Finite-Lived Intangible Assets [Line Items]
Value of the asset	1.1
Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Value of the asset	$ 16.7